INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials	45,693	69,796
Teahouse operation equipment	20,980	44,815
Packaging and other supplies	65,396	113,398
	132,069	228,009